Summary of Significant Accounting Policies - Additional Information 2 (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Bcf	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Quantity of bcf in swap agreements | Bcf	1.8
Derivative financial instruments | $	$ 1,400,000	$ 0